Land Use Right (Tables)	12 Months Ended
Sep. 30, 2022
Land Use Right (Tables) [Line Items]
Schedule of future amortization
Years Ended September 30,	Amount
2023	$204,646
2024	204,646
2025	204,646
2026	204,646
2027 and thereafter	5,864,113
$6,682,696